S000003874 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI World Health Care Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	14.83%	6.43%	8.14%
Class IA Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.34%	7.99%	8.63%
Class IB Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.05%	7.71%	8.36%